SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net income attributable to Progressive	$ 5,704.6	$ 3,970.3	$ 2,615.3
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Amortization of equity-based compensation	89.4	90.2	77.2
Changes in:
Accounts payable, accrued expenses, and other liabilities	328.9	611.6	746.6
Income taxes	(23.1)	227.2	(158.7)
Other, net	(2.9)	(260.8)	(57.7)
Net cash provided by operating activities	6,905.6	6,261.6	6,284.8
Cash Flows From Investing Activities:
Net cash used in investing activities	(6,117.7)	(4,338.3)	(7,034.9)
Cash Flows From Financing Activities:
Proceeds from exercise of equity options	7.3	1.6	3.3
Net proceeds from debt issuance	986.3	0.0	1,134.0
Net proceeds from preferred stock issuance	0.0	0.0	493.9
Dividends paid to common shareholders	(1,551.0)	(1,643.2)	(654.9)
Dividends paid to preferred shareholders	(26.8)	(26.8)	(13.5)
Acquisition of treasury shares for restricted stock tax liabilities	(68.7)	(84.4)	(78.6)
Acquisition of treasury shares acquired in open market	(42.9)	(6.9)	(0.4)
Net cash provided by (used in) financing activities	(938.8)	(1,770.9)	549.8
Change in cash, cash equivalents, and restricted cash	(150.9)	152.4	(200.3)
Cash, cash equivalents, and restricted cash - beginning of year	227.4	75.0	275.3
Cash, cash equivalents, and restricted cash - end of year	76.5	227.4	75.0
Acquisition of additional shares of ARX Holding Corp.	(243.0)	(11.2)	(296.9)
Parent Company
Cash Flows From Operating Activities:
Net income attributable to Progressive	5,704.6	3,970.3	2,615.3
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(1,774.4)	(1,821.3)	(1,770.7)
Amortization of equity-based compensation	2.9	2.9	2.4
Changes in:
Intercompany receivable	(20.2)	(14.1)	77.5
Accounts payable, accrued expenses, and other liabilities	52.0	47.1	(29.6)
Income taxes	(52.2)	175.5	(14.2)
Other, net	40.4	(179.8)	47.8
Net cash provided by operating activities	3,953.1	2,180.6	928.5
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(27.1)	(152.8)	(178.3)
(Paid to) received from investment subsidiary	(2,989.7)	(253.1)	(1,192.8)
Net cash used in investing activities	(3,250.0)	(411.3)	(1,659.0)
Cash Flows From Financing Activities:
Net proceeds from debt issuance	986.3	0.0	1,134.0
Net proceeds from preferred stock issuance	0.0	0.0	493.9
Dividends paid to common shareholders	(1,551.0)	(1,643.2)	(654.9)
Dividends paid to preferred shareholders	(26.8)	(26.8)	(13.5)
Acquisition of treasury shares for restricted stock tax liabilities	(68.7)	(84.4)	(78.6)
Acquisition of treasury shares acquired in open market	(42.9)	(6.9)	(0.4)
Loan to ARX Holding Corp.	0.0	(8.0)	(150.0)
Net cash provided by (used in) financing activities	(703.1)	(1,769.3)	730.5
Change in cash, cash equivalents, and restricted cash	0.0	0.0	0.0
Cash, cash equivalents, and restricted cash - beginning of year	0.0	0.0	0.0
Cash, cash equivalents, and restricted cash - end of year	0.0	0.0	0.0
Acquisition of additional shares of ARX Holding Corp.	$ (233.2)	$ (5.4)	$ (287.9)